UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					Washington, DC  20549
					FORM 13F
  					FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	561-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon	Vero Beach, FL		October 6, 2000

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$303,605

List of Other Managers Included:		NONE

   ITEM 1:                      ITEM 2: ITEM 3:    ITEM 4:  ITEM 5:   ITEM 6(a):ITEM 8(a):
   NAME OF ISSUER   	        COM     CUSIP      MKT VAL  SHARES PR  	   SOLE      SOLE
D  ABBOTT LABS                  COM     002824100      602      12650     12650      12650
D  AES CORP                     COM     00130H105     6059      88450     88450      88450
D  AMERICAN EXPRESS CO          COM     025816109    10851     178620    178620     178620
D  AMERICAN INTERNATIONAL GP    COM     026874107    12252     128037    128037     128037
D  AUTOMATIC DATA PROCESSING    COM     053015103    11561     172880    172880     172880
D  BANCO SANTANDER CENT HISP    COM     05964H105     8662     791945    791945     791945
D  BRISTOL MYERS SQUIBB CO.     COM     110122108      659      11542     11542      11542
D  CISCO SYSTEMS                COM     17275R102    16865     305253    305253     305253
D  CITIGROUP, INC.              COM     172967101    14831     274322    274322     274322
D  COCA COLA                    COM     191216100     7981     144775    144775     144775
D  COMPAQ COMPUTER              COM     204493100      570      20670     20670      20670
D  DISNEY, WALT                 COM     254687106    11202     292865    292865     292865
D  DONALDSON COMPANY            COM     257651109     3896     177100    177100     177100
D  DUKE POWER                   COM     264399106     2651      30910     30910      30910
D  DUPONT DE NEMOURS, I.E.      COM     263534109     8295     200185    200185     200185
D  ERICSSON LM TEL - ADR        COM     294821400     9140     617030    617030     617030
D  EXXON MOBIL CORP             COM     30231G102    12211     137006    137006     137006
D  GANNETT CO.                  COM     364730101     7926     149555    149555     149555
D  GENERAL ELECTRIC             COM     369604103    15774     273440    273440     273440
D  GILLETTE                     COM     375766102     2183      70700     70700      70700
D  GOLDMAN SACHS                COM     38141G104     6502      57065     57065      57065
D  ILLINOIS TOOL WORKS          COM     452308109     1365      24425     24425      24425
D  INTEL                        COM     458140100    11516     277080    277080     277080
D  JOHNSON & JOHNSON            COM     478160104    10186     108432    108432     108432
D  LUCENT TECHNOLOGIES          COM     549463107     9382     306962    306962     306962
D  MEDTRONIC INC                COM     585055106     1514      29222     29222      29222
D  MERCK & CO.                  COM     589331107    11286     151619    151619     151619
D  MICROSOFT                    COM     594918104    11483     190394    190394     190394
D  NORFOLK SOUTHERN CORP        COM     655844108     5941     406231    406231     406231
D  ORACLE CORP                  COM     68389X105    10537     133807    133807     133807
D  PEPSICO                      COM     713448108     8062     175257    175257     175257
D  PFIZER INC                   COM     717081103    10477     233134    233134     233134
D  PROCTOR & GAMBLE             COM     742718109     9332     139284    139284     139284
D  ROYAL DUTCH PETROL.          COM     780257804      953      15900     15900      15900
D  SCHERING PLOUGH CORP         COM     806605101      619      13320     13320      13320
D  STATE STREET CORP            COM     857477103    12654      97335     97335      97335
D  TEXAS INSTRUMENTS            COM     882508104     6827     144685    144685     144685
D  UNISOURCE ENERGY CORP        COM     909205106      489      31300     31300      31300
D  VIACOM CL B                  COM     925524308     9692     165673    165673     165673
D  WAL-MART                     COM     931142103      617      12829     12829      12829


S  REPORT SUMMARY                     40RECORDS     303605                   0OTHER MGRS